Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) ₪ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 04, 2022 USD ($)	Feb. 28, 2021 shares
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		20.30%
Dividend payables		$ 188,607	$ 0
Proceeds from issuing shares		$ 142,334	$ 216,844	$ 76,400
Price of share capital for capital reduction | $ / shares		$ 10.25
Amount of share capital for capital reduction		$ 552,000
ZIM [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		20.70%
Number of share sold | shares		6,000,000				15,000,000
Proceeds from issuing shares		$ 463,000
Net of deferred payment agreement					$ 478,000
Dividend distribution [Member] | ZIM [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend per share | ₪ / shares	₪ 17.00
Dividend payables	₪ 2,000,000				$ 503,000
Veridis [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests held by non-controlling interests		20.00%